Quarterly Holdings Report
for

Fidelity® International Capital Appreciation K6 Fund

January 31, 2020

IVFK6-QTLY-0320
1.9883989.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bailiwick of Jersey - 1.0%
Experian PLC	173,794	$6,049,419
Bermuda - 0.1%
IHS Markit Ltd.	4,763	375,610
Brazil - 3.4%
BM&F BOVESPA SA	555,200	6,248,690
Equatorial Energia SA	899,700	5,008,371
Lojas Renner SA	365,900	4,908,456
Rumo SA (a)	990,300	5,364,722

TOTAL BRAZIL		21,530,239

Canada - 7.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	184,964	6,181,773
Brookfield Asset Management, Inc. Class A	108,855	6,663,015
Canadian National Railway Co.	77,039	7,199,194
Canadian Pacific Railway Ltd.	24,076	6,395,585
CGI Group, Inc. Class A (sub. vtg.) (a)	73,200	5,604,773
Constellation Software, Inc.	5,969	6,274,125
Thomson Reuters Corp.	71,700	5,764,065
Waste Connection, Inc. (Canada)	54,900	5,291,291

TOTAL CANADA		49,373,821

Cayman Islands - 7.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	76,167	15,735,340
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	51,024	6,201,967
Shenzhou International Group Holdings Ltd.	408,000	5,393,688
TAL Education Group ADR (a)	129,000	6,437,100
Tencent Holdings Ltd.	260,600	12,428,068

TOTAL CAYMAN ISLANDS		46,196,163

China - 3.5%
Kweichow Moutai Co. Ltd. (A Shares)	35,400	5,199,280
Ping An Insurance Group Co. of China Ltd. (H Shares)	630,500	7,129,606
Shanghai International Airport Co. Ltd. (A Shares)	444,800	4,336,210
Wuliangye Yibin Co. Ltd. (A Shares)	293,900	5,134,824

TOTAL CHINA		21,799,920

Denmark - 3.2%
DSV A/S	51,600	5,618,035
Novo Nordisk A/S Series B	134,700	8,199,417
ORSTED A/S (b)	59,200	6,466,585

TOTAL DENMARK		20,284,037

Finland - 1.6%
Kone OYJ (B Shares)	89,400	5,776,425
Neste Oyj	105,111	4,182,652

TOTAL FINLAND		9,959,077

France - 14.0%
Air Liquide SA	49,170	7,109,470
Dassault Systemes SA	37,426	6,504,195
Edenred SA	104,963	5,679,606
Hermes International SCA	8,089	6,069,850
Kering SA	10,606	6,528,234
L'Oreal SA	25,229	7,048,218
Legrand SA	73,600	5,909,728
LVMH Moet Hennessy Louis Vuitton SE	19,663	8,562,692
Pernod Ricard SA	35,678	6,192,499
Safran SA	43,064	6,970,591
Sanofi SA	85,900	8,284,061
SR Teleperformance SA	22,341	5,619,488
VINCI SA	62,457	6,940,647

TOTAL FRANCE		87,419,279

Germany - 6.3%
adidas AG	20,962	6,644,252
Deutsche Borse AG	37,200	6,066,792
MTU Aero Engines Holdings AG	18,935	5,762,362
SAP SE	68,500	8,920,843
Symrise AG	55,908	5,762,723
Vonovia SE	109,400	6,253,352

TOTAL GERMANY		39,410,324

Hong Kong - 1.4%
AIA Group Ltd.	857,000	8,491,969
India - 3.7%
HDFC Bank Ltd.	296,714	5,068,438
Housing Development Finance Corp. Ltd.	198,873	6,702,572
Kotak Mahindra Bank Ltd.	213,845	5,045,361
Reliance Industries Ltd.	312,000	6,137,039

TOTAL INDIA		22,953,410

Indonesia - 0.9%
PT Bank Central Asia Tbk	2,288,700	5,408,247
Ireland - 2.7%
Kerry Group PLC Class A	45,500	5,818,243
Kingspan Group PLC (Ireland)	91,700	5,659,599
Linde PLC	25,300	5,139,189

TOTAL IRELAND		16,617,031

Italy - 1.3%
Enel SpA	903,300	7,873,455
Japan - 3.0%
Hoya Corp.	64,000	6,125,147
Kao Corp.	74,718	5,959,297
Keyence Corp.	19,064	6,408,498

TOTAL JAPAN		18,492,942

Netherlands - 6.7%
Airbus Group NV	50,900	7,475,384
ASML Holding NV (Netherlands)	30,020	8,424,735
Ferrari NV	33,100	5,598,207
Unilever NV	163,500	9,540,588
Wolters Kluwer NV	77,700	5,852,883
Yandex NV Series A (a)	119,100	5,336,871

TOTAL NETHERLANDS		42,228,668

Philippines - 0.8%
SM Prime Holdings, Inc.	7,009,100	5,323,002
South Africa - 0.8%
Capitec Bank Holdings Ltd.	56,804	5,094,893
Spain - 4.1%
Amadeus IT Holding SA Class A	76,824	6,033,981
Cellnex Telecom SA (b)	120,566	6,006,420
Ferrovial SA	180,214	5,728,169
Iberdrola SA	712,113	7,795,019

TOTAL SPAIN		25,563,589

Sweden - 2.8%
ASSA ABLOY AB (B Shares)	243,500	5,779,787
Atlas Copco AB (A Shares)	170,800	6,067,748
Hexagon AB (B Shares)	101,459	5,535,143

TOTAL SWEDEN		17,382,678

Switzerland - 7.9%
Givaudan SA	1,813	5,985,610
Nestle SA (Reg. S)	131,830	14,539,887
Partners Group Holding AG	6,156	5,654,930
Roche Holding AG (participation certificate)	35,240	11,821,914
Sika AG	32,904	5,926,956
Temenos Group AG	35,963	5,820,839

TOTAL SWITZERLAND		49,750,136

Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,213,000	12,442,355
United Kingdom - 9.7%
Ashtead Group PLC	178,100	5,773,695
AstraZeneca PLC (United Kingdom)	88,800	8,687,094
British American Tobacco PLC (United Kingdom)	187,500	8,267,799
Compass Group PLC	250,479	6,192,399
Diageo PLC	199,972	7,907,517
HomeServe PLC	307,500	5,205,609
London Stock Exchange Group PLC	64,647	6,680,672
RELX PLC (London Stock Exchange)	257,892	6,855,199
Rentokil Initial PLC	880,690	5,430,982

TOTAL UNITED KINGDOM		61,000,966

United States of America - 2.7%
MasterCard, Inc. Class A	17,609	5,563,387
NICE Systems Ltd. sponsored ADR (a)	35,055	6,039,977
Visa, Inc. Class A	27,881	5,547,483

TOTAL UNITED STATES OF AMERICA		17,150,847

TOTAL COMMON STOCKS
(Cost $528,007,736)		618,172,077

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.58% (c)	12,057,587	12,059,999
TOTAL MONEY MARKET FUNDS
(Cost $12,059,999)		12,059,999
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $540,067,735)		630,232,076
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,825,123)
NET ASSETS - 100%		$625,406,953

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,473,005 or 2.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,325
Fidelity Securities Lending Cash Central Fund	228
Total	$23,553

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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